Retirement Plan (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Retirement Plan [Abstract]
Allocated contributions	$ 4,436	$ 4,436	$ 17,746	$ 6,919